Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Related Parties

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
Taiwan International Ports Logistics Corporation	Associate
Senao Networks, Inc.	Associate
EnGenius Networks Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
EnRack Technology Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
CHT Infinity Singapore Pte. Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
PT. CHT Infinity Indonesia	Subsidiary of the Company’s associate, CHT Infinity Singapore Pte. Ltd.
Click Force Co., Ltd.	Associate

(Continued)

Company	Relationship
Alliance Digital Tech Co., Ltd.	Associate (Note 1)
Chunghwa PChome Fund I Co., Ltd.	Associate
Cornerstone Ventures Co., Ltd.	Associate
Next Commercial Bank Co., Ltd.	Associate
WiAdvance Technology Corporation	Associate
AgriTalk Technology Inc.	Associate (Note 2)
Imedtac Co., Ltd.	Associate (Note 2)
Baohwa Trust Co., Ltd.	Associate
Chunghwa SEA Holdings	Joint venture
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
Tsann Kuen Enterprise Co., Ltd.	Substantial related party of SENAO
E-Life Mall Co., Ltd.	Substantial related party of SENAO
Engenius Technologies Co., Ltd.	Substantial related party of SENAO
Cheng Keng Investment Co., Ltd.	Substantial related party of SENAO
Cheng Feng Investment Co., Ltd.	Substantial related party of SENAO
All Oriented Investment Co., Ltd.	Substantial related party of SENAO
Hwa Shun Investment Co., Ltd.	Substantial related party of SENAO
Yu Yu Investment Co., Ltd.	Substantial related party of SENAO
Divine Fine Foods & Wine Inc.	Substantial related party of SENAO (Note 3)
Kangsin Co., Ltd.	Substantial related party of SENAO
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Advantech Co., Ltd.	Investor of significant influence over IISI
Z-Com, Inc.	Investor of significant influence over CHST

(Concluded)

Note 1: ADT completed its liquidation in August 2021. Please refer to Note 15.

Note 2: ATT and IME were previously treated as financial assets at FVOCI. As the Company acquired seats in the Board of Directors of each company and has significant influence over ATT and IME in July and August 2021, respectively, these investments are reclassified as associates. Please refer to Note 15.

Note 3: Divine Fine Foods & Wine Inc. replaced its responsible persons in October 2021. Since then, Divine Fine Foods & Wine Inc. is no longer a related party of the Company.

1)
Operating transactions

	Revenues
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$499	$417	$403
Others	55	61	57
	$554	$478	$460

	Operating Costs and Expenses
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$853	$1,247	$1,322
Others	74	80	74
	$927	$1,327	$1,396

2)
Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Associates	$38	$37	$38
Others	3	2	2
	$41	$39	$40

3)
Receivables

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Associates	$70	$76
Others	5	2
	$75	$78

4)
Payables

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Associates	$534	$381
Others	5	4
	$539	$385

5)
Customers’ deposits

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Associates	$69	$20
Others	—	—
	$69	$20

6)
Acquisition of property, plant and equipment

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$398	$32	$173

7)
Acquisition of intangible assets

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$1	$—

8)
Disposal of property, plant and equipment and investment properties

	Proceeds
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$10	$—	$—

	Gain on Disposal
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$2	$—	$—

Summary of Lease Liabilities

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2022 and 2023 were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Lease liabilities - current	$194	$197
Lease liabilities - noncurrent	1,761	1,603
	$1,955	$1,800

Schedule of Bank Deposits and Other Financial Assets Explanatory	The bank deposits and other financial assets of NCB as of December 31, 2022 and 2023 were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Bank deposits and other financial assets	$—	$1,132

Compensation of Directors and Other Key Management Personnel

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$321	$360	$352
Post-employment benefits	7	8	26
Share-based payment	2	2	1
Termination benefits	—	—	—
	$330	$370	$379